Fixed Assets Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Fixed Assets Less Accumulated Depreciation [Abstract]
Fixed Assets Less Accumulated Depreciation
Note 6 -  Fixed Assets, Less Accumulated Depreciation

	December 31,
	2011	2010
Computers and software	$12,195	$11,368
Instruments and laboratory equipment	1,476	1,413
Leasehold improvements	5,471	5,514
Motor vehicles	140	170
Machinery and equipment	18,926	17,561
Communication equipment	558	504
Office furniture and equipment	2,306	2,199

Fixed assets, at cost	41,072	38,729

Accumulated depreciation	(28,771)	(25,020)

Fixed assets at cost, less accumulated depreciation	$12,301	$13,709

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $4,550, $4,321, and $4,311, respectively. During 2011, the Company wrote off fixed assets which was no longer in use. This resulted in a charge of $157 recorded in operating expenses - other on the consolidated statement of operations.

As of December 31, 2011 and 2010, the cost of fixed assets under capital lease was $607,and the accumulated depreciation for year ended December 31, 2011 and 2010 was $397 and $304, respectively.